COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2013 CNY (¥)	Jul. 31, 2008 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Contingencies [Line Items]
Settlement proceeds received			$ 5,050	¥ 32.7
Legal Fees			600	3.9
Litigation Settlement, Amount			600	3.9
Litigation Settlement, Expense			$ 600	¥ 3.9
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim	¥ 2.7
Amount of claim against party	93.2
Payment for long-term purchase agreement deposit		¥ 95.6
Provision for doubtful accounts receivable	¥ 93.2